Condensed Financial Information Parent Company Only	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Financial Statements

(19) Condensed Financial Information - Parent Company Only

The following are the condensed balance sheets, statements of income, and statements of cash flows for Canandaigua National Corporation (in thousands).

Balance Sheets
	December 31,

	2011	2010
Assets:
Cash in subsidiary bank	$6,825	7,992
Cash in other banks	4,430	1,260
Securities available for sale	946	1,105
Investment in Bank	150,301	142,313
Investment in nonbank subsidiaries	27,993	20,873
Other assets	7,526	3,419

Total assets	$198,021	176,962

Liabilities:
Junior subordinated debentures	$51,547	51,547
Other liabilities	10,694	1,621

Total liabilities	62,241	53,168

Stockholders' Equity	135,780	123,794

Total liabilities and stockholders' equity	$198,021	176,962

Statements of Income
	Years ended December 31,

	2011	2010	2009

Dividends from Bank	$12,960	7,200	7,200
Dividends from nonbank subsidiaries	-	-	500
Other income	15	56	264
Loss on securities available for sale	(34)	(40)	(120)
Interest and other expenses	(2,743)	(3,105)	(3,376)

Income before undistributed income of subsidiaries	10,198	4,111	4,468
Undistributed current year income of subsidiaries	6,071	13,540	9,744

Income before taxes	16,269	17,651	14,212
Income tax benefit	43	5	982

Net income	$16,312	17,656	15,194

Statements of Cash Flow
	Years ended December 31,

	2011	2010	2009
Cash flows from operating activities
Net income	$16,312	17,656	15,194
Adjustments to reconcile net income to net cash
from operating activities:
Depreciation, amortization and accretion	-	24	24
Undistributed current year earnings of subsidiaries	(6,071)	(13,540)	(9,744)
Loss on securities available for sale	34	40	120
Other	(3,407)	1,432	(1,068)

Net cash provided by operating activities	6,868	5,612	4,526

Cash flows from investing activities:
Proceeds transactions of securities available for sale	62	1,499	-
Acquisition of company	(2,250)	-	-
Investment in subsidiaries	(5)	(501)	(8,055)
Purchases of other investments, net	-	(331)	(37)
Fixed assets sold to subsidiary	-	453	-

Net cash (used in) provided by investing activities	(2,193)	1,120	(8,092)

Cash flows from financing activities:
Payments for treasury stock transactions, net	(173)	(147)	(327)
Tax benefit from stock option exercise	-	232	-
Change in noncontrolling interest, net	2,906	-	-
Dividends paid	(5,405)	(5,121)	(4,669)

Net cash (used in) provided by financing activities	(2,672)	(5,036)	(4,996)

Net increase (decrease) in cash	2,003	1,696	(8,562)
Cash at beginning of year	9,252	7,556	16,118

Cash at end of year	$11,255	9,252	7,556

The estimated fair values of the Company's financial instruments are as follows (in thousands):